Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related-Party Transactions

NOTE 15 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors and their affiliates during 2012 were as follows:

Beginning balance	$1,154
New loans	357
Effect of changes in composition of related parties	(1,463)
Repayments	4

Ending balance	$52

Deposits from principal officers, directors, and their affiliates at year-end 2012 and 2011 were $91 and $1,105.